Leasing Arrangements - Additional Information (Detail) $ in Billions	1 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) Lease	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Schedule of Operating Leases [Line Items]
Rent expense under operating leases		$ 3.8	$ 3.6	$ 3.2
Tower Monetization Transaction
Schedule of Operating Leases [Line Items]
Number of towers subject to failed sale-leaseback | Lease	11,300
Cash proceeds from failed sale-leaseback	$ 5.0
Minimum years of sublease capacity on towers	10 years
Lease payment		0.3	0.3
Financing obligation payments		2.1
Towers in plant property and equipment net		$ 0.4	$ 0.5